Discontinued Operations - Narrative (Details) - USD ($) $ in Thousands			2 Months Ended	3 Months Ended							6 Months Ended	11 Months Ended		12 Months Ended
	Nov. 29, 2019	Jun. 05, 2018	Nov. 30, 2018	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2019	Nov. 29, 2019	Dec. 31, 2017	Jun. 04, 2018	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income allocated to redeemable noncontrolling interests			$ (31)	$ (333)	$ (242)	$ 427	$ (138)	$ 390	$ 22,108	$ 14,796		$ 37,263	$ 78,506	$ (286)		$ 84,576
Income from discontinued operations before income taxes												140,000				322,000
Income (loss) related to associated companies												57,023	(76,864)	202,995		(74,901)
Income from continuing operations before income taxes												296,100	$ 618,110	478,608		606,502
Gain on disposal of discontinued operations, net of income tax provision of $0, $229,553 and $0			0					0	643,921	$ 0		643,921		0		0
Investment in associated company			2,417,332	1,652,957							$ 2,417,332	2,417,332		1,652,957		2,066,829		$ 2,125,098
National Beef
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage																	79.00%
Equity method investment, ownership percentage		31.00%
Income (loss) related to associated companies			26,800	94,100	$ 75,900	$ 34,900	$ 27,100	$ 58,900			110,000	110,049		232,042
Distributions received											48,700			349,200
Percentage of equity interest sold	31.00%
Investment in associated company		$ 592,300	$ 653,630	$ 0							653,630	653,630		$ 0		0
National Beef
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage		100.00%		100.00%										100.00%
Income allocated to redeemable noncontrolling interests												37,141				$ 85,300
Income from continuing operations before income taxes											$ 367,200				$ 773,700
Equity valuation		$ 1,900,000
Enterprise value		$ 2,300,000
Discontinued operations, disposed of by sale | National Beef
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage		48.00%
Cash received from sale of subsidiary		$ 907,700
Percentage of equity interest sold	31.00%	48.00%
Pre-tax gain recognized as result of sale												873,500
Gain on disposal of discontinued operations, net of income tax provision of $0, $229,553 and $0									$ 643,900			643,900
Pre-tax gain on disposal of discontinued operation, portion related to remeasurement to fair value												$ 352,400
Disposal group, disposed of by sale, not discontinued operations | National Beef
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest sold	31.00%			31.00%